Balance Sheet Components - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,185	$ 15,723	$ 12,874
Less: Accumulated depreciation	(7,084)	(5,992)	(2,341)
Property and equipment, net	$ 9,101	$ 9,731	10,533
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Property, plant and equipment, gross	$ 5,519	$ 5,084	2,683
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Property, plant and equipment, gross	$ 483	$ 456	410
Automotive and Vehicle Hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)		5 years
Property, plant and equipment, gross		$ 93	93
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)		3 years
Property, plant and equipment, gross		$ 104	104
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	7 years	7 years
Property, plant and equipment, gross	$ 721	$ 721	721
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		Shorter of useful life or lease term
Property, plant and equipment, gross	$ 9,265	$ 9,265	$ 8,863
Automotive and vehicle hardware
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Property, plant and equipment, gross	$ 93	93
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 104	$ 104